Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 30, 2023	Dec. 19, 2018	Feb. 29, 2024	Oct. 31, 2023	Sep. 30, 2014	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000238675
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index ETF
Account Value	$ 10,000					$ 12,445			$ 11,652			$ 11,619		$ 10,980		$ 9,834	$ 10,360	$ 9,973
C000238680
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Ultra-Short Investment Grade ETF
Account Value	$ 10,000					11,068			10,865			10,715		10,555		10,354	10,197	10,059
C000238676
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index ETF
Account Value	$ 10,000					14,582			13,772			13,278		12,058		10,685	11,128	10,241
C000238677
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Account Value	$ 10,000					14,381			13,742			13,261		12,403		10,923	11,504	10,442
C000238678
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index ETF
Account Value	$ 10,000					12,257			11,203			11,714		10,806		9,594	10,216	9,791
C000238679
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Select Equity ETF
Account Value	$ 10,000					13,960			13,068			12,921		11,649		10,300	10,875	10,132
C000247848
Account Value [Line Items]
Line Graph and Table Measure Name			Eaton Vance Floating-Rate ETF
Account Value			$ 10,000			10,464	$ 10,399	$ 10,339	10,257	$ 10,231	$ 10,150	10,098
C000245530
Account Value [Line Items]
Line Graph and Table Measure Name				Eaton Vance High Yield ETF
Account Value			10,744	$ 10,000		11,488	11,378	11,202	11,037	10,926	10,793	10,885	$ 10,759	10,761	$ 10,418
C000245531
Account Value [Line Items]
Line Graph and Table Measure Name				Eaton Vance Intermediate Municipal Income ETF
Account Value			10,673	$ 10,000		10,985	10,868	10,801	10,717	10,561	10,567	10,678	10,661	10,664	10,430
C000248456
Account Value [Line Items]
Line Graph and Table Measure Name					Eaton Vance Short Duration Income ETF
Account Value					$ 10,000	13,060										11,989			$ 11,506	$ 12,191	$ 12,003	$ 11,631	$ 11,192	$ 10,995	$ 10,750	$ 10,006
C000247027
Account Value [Line Items]
Line Graph and Table Measure Name		Eaton Vance Short Duration Municipal Income ETF
Account Value		$ 10,000				11,147										10,538			10,280	10,218	10,212	10,120
C000247024
Account Value [Line Items]
Line Graph and Table Measure Name					Eaton Vance Total Return Bond ETF
Account Value					$ 10,000	13,970										12,259			12,015	14,233	14,007	13,181	11,893	11,937	11,613	10,115
C000245532
Account Value [Line Items]
Line Graph and Table Measure Name				Eaton Vance Ultra-Short Income ETF
Account Value			10,277	$ 10,000		10,679	10,616	10,554	10,480	10,433	10,374	10,330	10,240	10,178	10,101
C000245536
Account Value [Line Items]
Line Graph and Table Measure Name				Parametric Equity Premium Income ETF
Account Value			10,591	$ 10,000		11,638	11,548	11,486	10,879	11,095	10,839	11,165	10,374	10,433	10,014
C000245534
Account Value [Line Items]
Line Graph and Table Measure Name				Parametric Hedged Equity ETF
Account Value			$ 10,963	$ 10,000		11,776	11,652	11,423	11,350	11,182	10,930	11,019	10,714	10,600	10,360
MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 10,000					12,300			11,416			11,484		10,876		9,842	10,263	9,961
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 10,000					10,840			10,304			10,284		10,333		9,672	9,959	10,018
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					14,592			13,755			13,281		12,041		10,755	11,104	10,227
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					14,592			13,755			13,281		12,041		10,755	11,104	10,227
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					14,718			13,899			13,329		12,056		10,794	11,159	10,262
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					14,592			13,755			13,281		12,041		10,755	11,104	10,227
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
Account Value			$ 10,000			10,579	10,435	10,284	10,056	9,965	9,803	10,037
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Account Value			10,605	$ 10,000		11,288	11,133	10,972	10,728	10,632	10,458	10,709	10,733	10,759	10,366
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Account Value			10,721	$ 10,000		11,009	10,902	10,816	10,719	10,557	10,588	10,721	10,707	10,762	10,518
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Index
Account Value					$ 10,000	12,373										11,037			10,863	12,767	12,743	11,945	10,853	10,963	10,859	10,234
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Index
Account Value					$ 10,000	12,373										11,037			10,863	12,767	12,743	11,945	10,853	10,963	10,859	10,234
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Index
Account Value			10,605	$ 10,000		11,288	11,133	10,972	10,728	10,632	10,458	10,709	10,733	10,759	10,366
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			11,721	$ 10,000		13,360	13,082	12,772	12,618	12,180	11,605	12,098	11,127	10,943	10,468
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 11,721	$ 10,000		13,360	13,082	12,772	12,618	12,180	11,605	12,098	11,127	10,943	10,468
Calvert International Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Account Value	$ 10,000					12,464			11,658			11,656		11,001		9,838	10,379	10,004
Bloomberg 9-12 Months Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Account Value	$ 10,000					10,897			10,686			10,564		10,466		10,281	10,151	10,088
Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Account Value	$ 10,000					14,632			13,812			13,310		12,081		10,699	11,140	10,246
Calvert US Large-Cap Diversity Research Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Diversity Research Index
Account Value	$ 10,000					14,425			13,764			13,290		12,425		10,936	11,516	10,447
Calvert US Mid-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Account Value	$ 10,000					12,301			11,236			11,744		10,828		9,604	10,225	9,792
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					12,642			11,575			11,977		11,028		9,775	$ 10,255	$ 9,789
Morningstar LSTA U.S. Leveraged Loan Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA U.S. Leveraged Loan Total Return Index
Account Value			$ 10,000			10,572	10,496	10,430	10,360	10,324	10,228	10,167
ICE BofA BB-B U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA BB-B U.S. High Yield Index
Account Value			10,805	$ 10,000		11,550	11,423	11,250	11,065	10,953	10,832	10,932	10,801	10,793	10,436
ICE BofA 2-17 Year U.S. Municipal Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 2-17 Year U.S. Municipal Securities Index
Account Value			10,596	$ 10,000		10,850	10,758	10,655	10,563	10,421	10,480	10,586	10,587	10,615	10,397
Bloomberg U.S. Credit 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit 1-5 Year Index
Account Value					$ 10,000	12,630										11,546			11,131	12,079	11,951	11,373	10,662	10,657	10,496	10,182
Short Duration Income Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name					Short Duration Income Blend Index
Account Value					$ 10,000	11,703										10,850			10,557	11,121	11,088	10,690	10,339	10,229	10,168	10,118
Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value					$ 10,000	11,772										10,982			10,685	11,256	11,223	10,820	10,340	10,320	10,251	10,118
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,000				11,484										10,537			10,264	11,598	11,301	10,857
ICE BofA 1-3 Year US Municipal Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Municipal Securities Index
Account Value		$ 10,000				10,966										10,397			10,178	10,555	10,499	10,232
Short Duration Municipal Income Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name		Short Duration Municipal Income Blended Index
Account Value		$ 10,000				11,000										10,430			10,260	10,174	10,167	10,102
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 10,000	12,004										$ 10,762			$ 10,693	$ 12,520	$ 12,633	$ 11,808	$ 10,705	$ 10,837	$ 10,828	$ 10,294
Bloomberg 9-12 Months Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 9-12 Months Short Treasury Index
Account Value			10,207	$ 10,000		10,572	10,505	10,438	10,368	10,323	10,273	10,248	10,192	10,153	10,082
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			$ 11,367	$ 10,000		$ 12,778	$ 12,603	$ 12,274	$ 11,677	$ 11,788	$ 11,426	$ 11,935	$ 10,962	$ 10,951	$ 10,377